QUARTERLY REPORT
Syntax Stratified MidCap ETF
March 31, 2021

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
Acadia Healthcare Co., Inc.(a)	397	$22,685
ACI Worldwide, Inc.(a)	904	34,397
Acuity Brands, Inc.	86	14,190
Adient PLC(a)	131	5,790
Adtalem Global Education, Inc.(a)	247	9,766
AECOM(a)	139	8,911
Affiliated Managers Group, Inc.	127	18,927
AGCO Corp.	152	21,835
Alleghany Corp.(a)	24	15,031
ALLETE, Inc.	256	17,201
Alliance Data Systems Corp.	124	13,899
Amedisys, Inc.(a)	91	24,096
American Campus Communities, Inc.	473	20,419
American Eagle Outfitters, Inc.	832	24,328
American Financial Group, Inc.	102	11,638
Amkor Technology, Inc.	308	7,303
Antero Midstream Corp.	2,299	20,760
Apartment Income REIT Corp.	465	19,883
AptarGroup, Inc.	48	6,800
Arrow Electronics, Inc.(a)	66	7,314
Arrowhead Pharmaceuticals, Inc.(a)	570	37,797
ASGN, Inc.(a)	141	13,457
Ashland Global Holdings, Inc.	55	4,882
Associated Banc-Corp	165	3,521
AutoNation, Inc.(a)	235	21,907
Avanos Medical, Inc.(a)	146	6,386
Avient Corp.	164	7,752
Avis Budget Group, Inc.(a)	302	21,907
Avnet, Inc.	177	7,347
Axon Enterprise, Inc.(a)	137	19,512
BancorpSouth Bank	109	3,540
Bank of Hawaii Corp.	174	15,571
Bank OZK	84	3,431
Belden, Inc.	153	6,789
Bio-Techne Corp.	46	17,569
BJ's Wholesale Club Holdings, Inc.(a)	655	29,383
Black Hills Corp.	235	15,691
Blackbaud, Inc.	168	11,941
Boston Beer Co., Inc., Class A(a)	31	37,395
Boyd Gaming Corp.(a)	217	12,794
Brighthouse Financial, Inc.(a)	617	27,302
Brink's Co.	191	15,133
Brixmor Property Group, Inc.	149	3,014
Brooks Automation, Inc.	495	40,417
Brown & Brown, Inc.	395	18,055
Brunswick Corp.	150	14,306
Builders FirstSource, Inc.(a)	268	12,427
Cable One, Inc.	21	38,396
Cabot Corp.	98	5,139
CACI International, Inc., Class A(a)	55	13,566
Camden Property Trust	194	21,323
Security Description	Shares	Value
Cantel Medical Corp.(a)	89	$7,106
Capri Holdings Ltd.(a)	459	23,409
Carlisle Companies, Inc.	41	6,748
Carter's, Inc.	281	24,989
Casey's General Stores, Inc.	102	22,051
Cathay General Bancorp	82	3,344
CDK Global, Inc.	696	37,626
Ceridian HCM Holding, Inc.(a)	139	11,714
ChampionX Corp.(a)	1,240	26,945
Charles River Laboratories International, Inc.(a)	65	18,839
Chemed Corp.	53	24,370
Chemours Co.	179	4,996
Choice Hotels International, Inc.	51	5,472
Churchill Downs, Inc.	54	12,281
Ciena Corp.(a)	1,015	55,541
Cimarex Energy Co.	238	14,135
Cinemark Holdings, Inc.	1,152	23,512
Cirrus Logic, Inc.(a)	428	36,290
CIT Group, Inc.	103	5,306
Clean Harbors, Inc.(a)	171	14,374
Cleveland-Cliffs, Inc.	675	13,574
CMC Materials, Inc.	245	43,314
CNO Financial Group, Inc.	1,056	25,650
CNX Resources Corp.(a)	1,047	15,391
Cognex Corp.	257	21,328
Coherent, Inc.(a)	168	42,486
Colfax Corp.(a)	333	14,589
Columbia Sportswear Co.	235	24,823
Commerce Bancshares, Inc.	171	13,100
Commercial Metals Co.	404	12,459
CommVault Systems, Inc.(a)	183	11,804
Compass Minerals International, Inc.	174	10,913
Concentrix Corp.(a)	98	14,673
CoreLogic, Inc.	114	9,035
CoreSite Realty Corp.	315	37,753
Corporate Office Properties Trust	116	3,054
Coty, Inc., Class A	5,542	49,933
Cousins Properties, Inc.	84	2,969
Cracker Barrel Old Country Store, Inc.	161	27,834
Crane Co.	146	13,711
Cree, Inc.(a)	61	6,596
Cullen/Frost Bankers, Inc.	46	5,003
Curtiss-Wright Corp.	82	9,725
CyrusOne, Inc.	559	37,855
Dana, Inc.	234	5,693
Darling Ingredients, Inc.(a)	199	14,642
Deckers Outdoor Corp.(a)	76	25,112
Dick's Sporting Goods, Inc.	273	20,789
Domtar Corp.	178	6,577
Donaldson Co., Inc.	224	13,028
Douglas Emmett, Inc.	90	2,826

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Dycom Industries, Inc.(a)	86	$7,985
Eagle Materials, Inc.	101	13,575
East West Bancorp, Inc.	47	3,469
EastGroup Properties, Inc.	50	7,164
EMCOR Group, Inc.	76	8,524
Emergent BioSolutions, Inc.(a)	460	42,739
Encompass Health Corp.	293	23,997
Energizer Holdings, Inc.	1,035	49,121
EnerSys	153	13,892
EPR Properties	64	2,982
EQT Corp.(a)	829	15,403
Equitrans Midstream Corp.	2,572	20,988
Essent Group Ltd.	361	17,144
Essential Utilities, Inc.	356	15,931
Evercore, Inc., Class A	100	13,174
Exelixis, Inc.(a)	1,776	40,120
FactSet Research Systems, Inc.	61	18,824
Fair Isaac Corp.(a)	81	39,370
Federated Hermes, Inc.	591	18,498
First American Financial Corp.	156	8,837
First Financial Bankshares, Inc.	72	3,365
First Horizon Corp.	780	13,190
First Industrial Realty Trust, Inc.	154	7,052
First Solar, Inc.(a)	82	7,159
FirstCash, Inc.	201	13,200
Five Below, Inc.(a)	108	20,605
Flowers Foods, Inc.	1,332	31,702
Flowserve Corp.	215	8,344
Fluor Corp.	1,341	30,964
FNB Corp.	282	3,581
Foot Locker, Inc.	432	24,300
Fox Factory Holding Corp.(a)	45	5,718
FTI Consulting, Inc.(a)	108	15,132
Fulton Financial Corp.	211	3,593
GATX Corp.	105	9,738
Gentex Corp.	421	15,017
Genworth Financial, Inc., Class A(a)	7,778	25,823
Glacier Bancorp, Inc.	56	3,196
Globus Medical, Inc., Class A(a)	442	27,258
Goodyear Tire & Rubber Co.(a)	343	6,027
Graco, Inc.	197	14,109
Graham Holdings Co., Class B	15	8,437
Grand Canyon Education, Inc.(a)	95	10,175
Greif, Inc., Class A	77	4,389
Grocery Outlet Holding Corp.(a)	756	27,889
Grubhub, Inc.(a)	815	48,900
H&R Block, Inc.	870	18,966
Haemonetics Corp.(a)	61	6,772
Hain Celestial Group, Inc.(a)	469	20,448
Halozyme Therapeutics, Inc.(a)	935	38,980
Hancock Whitney Corp.	122	5,125
Hanover Insurance Group, Inc.	94	12,169
Security Description	Shares	Value
Harley-Davidson, Inc.	400	$16,040
Hawaiian Electric Industries, Inc.	443	19,682
Healthcare Realty Trust, Inc.	1,348	40,871
Healthcare Services Group, Inc.	526	14,744
HealthEquity, Inc.(a)	116	7,888
Helen of Troy Ltd.(a)	217	45,713
Herman Miller, Inc.	293	12,057
Hexcel Corp.	138	7,728
Highwoods Properties, Inc.	71	3,049
Hill-Rom Holdings, Inc.	64	7,071
Home BancShares, Inc.	133	3,598
Hubbell, Inc.	36	6,728
Hudson Pacific Properties, Inc.	106	2,876
IAA, Inc.(a)	356	19,630
ICU Medical, Inc.(a)	35	7,190
IDACORP, Inc.	183	18,295
II-VI, Inc.(a)	98	6,700
Ingevity Corp.(a)	68	5,136
Ingredion, Inc.	166	14,927
Insperity, Inc.	95	7,955
Integra LifeSciences Holdings Corp.(a)	103	7,116
Interactive Brokers Group, Inc., Class A	349	25,491
InterDigital, Inc.	497	31,535
International Bancshares Corp.	72	3,342
Iridium Communications, Inc.(a)	998	41,167
ITT, Inc.	116	10,546
J2 Global, Inc.(a)	307	36,797
Jabil, Inc.	756	39,433
Jack in the Box, Inc.	260	28,543
Janus Henderson Group PLC	578	18,005
Jazz Pharmaceuticals PLC(a)	249	40,928
JBG SMITH Properties	90	2,861
Jefferies Financial Group, Inc.	358	10,776
JetBlue Airways Corp.(a)	1,016	20,665
John Wiley & Sons, Inc., Class A	386	20,921
Jones Lang LaSalle, Inc.(a)	103	18,441
KAR Auction Services, Inc.	1,267	19,005
KB Home	471	21,916
KBR, Inc.	263	10,097
Kemper Corp.	341	27,185
Kennametal, Inc.	397	15,868
Kilroy Realty Corp.	46	3,019
Kinsale Capital Group, Inc.	68	11,206
Kirby Corp.(a)	299	18,024
Knight-Swift Transportation Holdings, Inc.	340	16,351
Kohl's Corp.	411	24,500
Lamar Advertising Co., Class A	34	3,193
Lancaster Colony Corp.	165	28,934
Landstar System, Inc.	95	15,681
Lear Corp.	32	5,800
LendingTree, Inc.(a)	79	16,827
Lennox International, Inc.	43	13,398

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
LHC Group, Inc.(a)	119	$22,754
Life Storage, Inc.	239	20,542
Ligand Pharmaceuticals, Inc.(a)	251	38,265
Lincoln Electric Holdings, Inc.	133	16,351
Lithia Motors, Inc., Class A	51	19,895
Littelfuse, Inc.	56	14,809
LivaNova PLC(a)	352	25,953
LiveRamp Holdings, Inc.(a)	220	11,414
Louisiana-Pacific Corp.	133	7,376
Lumentum Holdings, Inc.(a)	619	56,546
Macerich Co.	227	2,656
Manhattan Associates, Inc.(a)	98	11,503
ManpowerGroup, Inc.	134	13,253
Marriott Vacations Worldwide Corp.	47	8,186
Masimo Corp.(a)	122	28,019
MasTec, Inc.(a)	89	8,339
Mattel, Inc.(a)	591	11,773
MAXIMUS, Inc.	106	9,438
MDU Resources Group, Inc.	439	13,877
Medical Properties Trust, Inc.	1,885	40,113
Medpace Holdings, Inc.(a)	115	18,866
Mercury General Corp.	434	26,392
Mercury Systems, Inc.(a)	102	7,206
MGIC Investment Corp.	1,262	17,479
Middleby Corp.(a)	100	16,575
Minerals Technologies, Inc.	64	4,820
MKS Instruments, Inc.	250	46,355
Molina Healthcare, Inc.(a)	102	23,844
MSA Safety, Inc.	126	18,903
MSC Industrial Direct Co., Inc., Class A	77	6,945
Murphy Oil Corp.	774	12,701
Murphy USA, Inc.	158	22,840
National Fuel Gas Co.	314	15,697
National Instruments Corp.	1,290	55,709
National Retail Properties, Inc.	68	2,997
Navient Corp.	1,041	14,897
NCR Corp.(a)	1,491	56,583
Nektar Therapeutics(a)	1,818	36,360
Neogen Corp.(a)	61	5,422
NetScout Systems, Inc.(a)	1,249	35,172
Neurocrine Biosciences, Inc.(a)	52	5,057
New Jersey Resources Corp.	373	14,872
New York Community Bancorp, Inc.	300	3,786
New York Times Co., Class A	407	20,602
NewMarket Corp.	12	4,562
Nordson Corp.	84	16,689
Nordstrom, Inc.(a)	600	22,722
NorthWestern Corp.	282	18,386
Nu Skin Enterprises, Inc., Class A	945	49,981
NuVasive, Inc.(a)	424	27,797
nVent Electric PLC	530	14,792
OGE Energy Corp.	560	18,122
Security Description	Shares	Value
Old Republic International Corp.	535	$11,684
Olin Corp.	249	9,455
Ollie's Bargain Outlet Holdings, Inc.(a)	230	20,010
Omega Healthcare Investors, Inc.	1,106	40,513
ONE Gas, Inc.	209	16,074
Oshkosh Corp.	119	14,121
Owens Corning	80	7,367
PacWest Bancorp	93	3,548
Papa John's International, Inc.	316	28,010
Park Hotels & Resorts, Inc.	241	5,201
Patterson Companies, Inc.	219	6,997
Paylocity Holding Corp.(a)	69	12,408
Pebblebrook Hotel Trust	226	5,490
Penumbra, Inc.(a)	27	7,306
Perspecta, Inc.	476	13,828
Physicians Realty Trust	169	2,986
Pilgrim's Pride Corp.(a)	609	14,488
Pinnacle Financial Partners, Inc.	43	3,812
PNM Resources, Inc.	370	18,148
Polaris, Inc.	111	14,818
Post Holdings, Inc.(a)	201	21,250
PotlatchDeltic Corp.	126	6,668
PRA Health Sciences, Inc.(a)	127	19,473
Primerica, Inc.	181	26,755
PROG Holdings, Inc.	416	18,009
Prosperity Bancshares, Inc.	46	3,445
PS Business Parks, Inc.	42	6,492
PTC, Inc.(a)	417	57,400
Qualys, Inc.(a)	121	12,678
Quidel Corp.(a)	205	26,226
Rayonier, Inc.	208	6,708
Regal Beloit Corp.	67	9,560
Reinsurance Group of America, Inc.	126	15,882
Reliance Steel & Aluminum Co.	79	12,031
RenaissanceRe Holdings Ltd.	98	15,704
Repligen Corp.(a)	96	18,663
Rexford Industrial Realty, Inc.	141	7,106
RH(a)	27	16,108
RLI Corp.	102	11,380
Royal Gold, Inc.	107	11,515
RPM International, Inc.	95	8,726
Ryder System, Inc.	136	10,288
Sabra Health Care REIT, Inc.	2,290	39,754
Sabre Corp.(a)	3,400	50,354
Sailpoint Technologies Holdings, Inc.(a)	220	11,141
Sanderson Farms, Inc.	94	14,643
Science Applications International Corp.	147	12,288
Scientific Games Corp., Class A(a)	1,108	42,680
Scotts Miracle-Gro Co.	220	53,893
SEI Investments Co.	305	18,584
Selective Insurance Group, Inc.	154	11,171
Semtech Corp.(a)	480	33,120

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sensient Technologies Corp.	63	$4,914
Service Corp. International/US	287	14,651
Service Properties Trust	406	4,815
Signature Bank	14	3,165
Silgan Holdings, Inc.	111	4,665
Silicon Laboratories, Inc.(a)	222	31,318
Simpson Manufacturing Co., Inc.	65	6,742
Six Flags Entertainment Corp.	180	8,365
Skechers USA, Inc., Class A(a)	631	26,319
SL Green Realty Corp.	40	2,800
SLM Corp.	808	14,520
SolarEdge Technologies, Inc.(a)	52	14,947
Sonoco Products Co.	111	7,026
Southwest Gas Holdings, Inc.(a)	240	16,490
Spire, Inc.	205	15,147
Spirit Realty Capital, Inc.	73	3,103
Sprouts Farmers Market, Inc.(a)	1,129	30,054
STAAR Surgical Co.(a)	306	32,255
Steel Dynamics, Inc.	241	12,233
Stericycle, Inc.(a)	226	15,257
Sterling Bancorp	149	3,430
Stifel Financial Corp.	410	26,265
STORE Capital Corp.	89	2,982
Strategic Education, Inc.	115	10,570
Sunrun, Inc.(a)	283	17,116
Synaptics, Inc.(a)	241	32,636
Syneos Health, Inc.(a)	248	18,811
SYNNEX Corp.	67	7,694
Synovus Financial Corp.	78	3,569
Taylor Morrison Home Corp.(a)	705	21,721
TCF Financial Corp.	338	15,703
TEGNA, Inc.	1,402	26,400
Telephone and Data Systems, Inc.	1,824	41,879
Tempur Sealy International, Inc.	326	11,919
Tenet Healthcare Corp.(a)	427	22,204
Teradata Corp.(a)	285	10,984
Terex Corp.	295	13,591
Tetra Tech, Inc.	67	9,093
Texas Capital Bancshares, Inc.(a)	184	13,049
Texas Roadhouse, Inc.(a)	285	27,343
Thor Industries, Inc.	110	14,821
Timken Co.	86	6,981
Toll Brothers, Inc.	371	21,047
Tootsie Roll Industries, Inc.	883	29,251
TopBuild Corp.(a)	63	13,194
Toro Co.	205	21,144
Travel + Leisure Co.	150	9,174
TreeHouse Foods, Inc.(a)	392	20,478
Trex Co., Inc.(a)	129	11,809
Tri Pointe Homes, Inc.(a)	1,033	21,032
Security Description	Shares	Value
Trinity Industries, Inc.	460	$13,105
TripAdvisor, Inc.(a)	923	49,648
Trustmark Corp.	105	3,534
UGI Corp.	384	15,748
UMB Financial Corp.	58	5,355
Umpqua Holdings Corp.	203	3,563
United Bankshares, Inc.	93	3,588
United States Steel Corp.	486	12,719
United Therapeutics Corp.(a)	260	43,490
Univar Solutions, Inc.(a)	321	6,914
Universal Display Corp.	30	7,103
Urban Edge Properties	172	2,841
Urban Outfitters, Inc.(a)	624	23,207
Valley National Bancorp	266	3,655
Valmont Industries, Inc.	29	6,892
Valvoline, Inc.	309	8,056
Viasat, Inc.(a)	747	35,908
Vishay Intertechnology, Inc.	279	6,718
Visteon Corp.(a)	119	14,512
Vontier Corp.(a)	665	20,130
Washington Federal, Inc.	490	15,092
Watsco, Inc.	28	7,301
Webster Financial Corp.	265	14,604
Weingarten Realty Investors	114	3,068
Wendy's Co.	1,348	27,310
Werner Enterprises, Inc.	327	15,425
WEX, Inc.(a)	40	8,369
Williams-Sonoma, Inc.	102	18,278
Wingstop, Inc.	216	27,469
Wintrust Financial Corp.	65	4,927
Woodward, Inc.	84	10,133
World Fuel Services Corp.	579	20,381
World Wrestling Entertainment, Inc., Class A	481	26,099
Worthington Industries, Inc.	93	6,239
WW International, Inc.(a)	383	11,980
Wyndham Hotels & Resorts, Inc.	82	5,722
Xerox Holdings Corp.	1,300	31,551
XPO Logistics, Inc.(a)	125	15,412
Yelp, Inc.(a)	1,318	51,402
YETI Holdings, Inc.(a)	173	12,492
TOTAL INVESTMENTS—99.9% (Cost $5,472,725)		6,841,387
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		6,612
NET ASSETS—100.0%		$6,847,999

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$6,841,387	$—	$—	$6,841,387
Total	$6,841,387	$—	$—	$6,841,387

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF March 31, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.4%
Commercial Hardware	3.6
Branded Pharmaceuticals	3.5
Business Software for Specific Uses	3.4
Production Equipment	3.1
Restaurants	2.4
Rental	2.4
Operators and Developers	2.4
Commercial Insurance	2.4
Consumer Insurance	2.3
Home Office and Consumer Equipment Manufacture	2.3
Information and Electrical Components	2.3
Content Providers	2.3
Processed Foods	2.2
Real Estate Banking	2.2
Semiconductor Services and Equipment	1.9
Distribution Services	1.8
Midstream and Gas	1.8
Chemicals	1.8
Transportation Services	1.8
Telecommunication Networks	1.8
Auto Products	1.7
Online Distribution Networks	1.7
Mechanical Components	1.7
Upstream Energy	1.7
Medical Devices	1.7
Specialty Services	1.6
Internet Services	1.6
Medical Research Services and Equipment	1.6
Investment Services	1.6
Management and IT Services	1.6
Non Real Estate Banking	1.6
Transaction Services	1.5
Hospital Equipment	1.5
Household Products	1.5
Search and Social Networks	1.5
Analog and Mixed Signal Integrated Circuits	1.5
Business Software for Specific Industries	1.5
Personal Products	1.5
Home Office and Consumer Equipment Retail	1.4
Apparel Retailers	1.4
Electric Regulated	1.3
Food Distributors	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Metals	1.2%
Diversified Drugs and Devices	1.2
Other Natural Resources	1.1
Accessories and Footwear	1.1
Branded Apparel	1.1
Downstream	1.0
Digital Integrated Circuits	0.9
Midstream	0.9
Primary Foods	0.9
Brokers and Dealers	0.8
Contract Electronics Services	0.6
Alcohol and Tobacco	0.5
Electric Competitive	0.5
Transport Aerospace and Defense Equipment	0.5
End User Hardware	0.5
Consumer Services	0.4
Healthcare Insurance	0.3
Industrial Conglomerates	0.2
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.